STOCK BASED COMPENSATION - Schedule of Restricted Stock Units Outstanding (Q1) (Details) - Restricted Stock Units Outstanding - $ / shares		3 Months Ended	12 Months Ended
	Jul. 07, 2022	Mar. 31, 2023	Dec. 31, 2022
Number of RSUs
Outstanding beginning balance (in shares)		725,000	0
RSUs granted (in shares)	761,500	589,000	761,500
RSUs forfeited (in shares			(36,500)
Outstanding ending balance (in shares)		1,314,000	725,000
Weighted Average Fair Value (Per Share)
RSUs granted (in dollars per share)			$ 1.97
RSUs forfeited (in dollars per share)		$ 0.79
Outstanding ending balance (in dollars per share)		$ 1.44
Weighted Average Vesting (Years)	3 years	2 years 6 months